LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Summary of leases

($ thousands)	December 31, 2021	December 31, 2020
Assets
Operating right-of-use assets	$26,118	$25,818

Liabilities
Current operating lease liabilities	$10,618	$10,523
Non-current operating lease liabilities	18,265	18,425
Total lease liabilities	$28,883	$28,948

Weighted average remaining lease term (years)
Operating leases	3.3	3.9

Weighted average discount rate
Operating leases	3.4%	4.2%

($ thousands)	2021	2020
Operating lease cost	$11,378	$12,368
Variable lease cost	633	1,308
Short-term lease cost	3,469	7,093
Sublease income	(1,083)	(1,101)
Total	$14,397	$19,668

($ thousands)	2021	2020
Cash amounts paid to settle lease liabilities:
Operating cash flow used for operating leases	$11,571	$12,038
Right-of-use assets obtained/(terminated):
Operating leases	$10,030	$(1,306)

Summary of maturity of leases

($ thousands)	Operating Leases
2022	$11,419
2023	10,211
2024	5,870
2025	987
2026	966
After 2026	1,153
Total lease payments	$30,606
Less imputed interest	(1,723)
Total discounted lease payments	$28,883
Current portion of lease liabilities	$10,618
Non-current portion of lease liabilities	$18,265